Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
4.	INVENTORY
Inventory balances were comprised of the following:

	June 30, 2022	December 31, 2021
Raw materials	$154	$231
Work in process	78	14
Finished goods	97	255

	$329	$500

The Company recorded a reduction in the value of inventories to cost of revenues of $74 and $84 for the six months ended June 30, 2022 and 2021, respectively.

4.	INVENTORY
Inventory balances were comprised of the following as of December 31:

	2021	2020
Raw material	$231	$245
Work in process	14	23
Finished goods	255	249

	$500	$517

The Company recorded a reduction in the value of inventories to cost of revenue of $75 and $58 for the years ended December 31, 2021 and 2020, respectively.